Document and Entity Information	Sep. 22, 2022
Cover [Abstract]
Entity Registrant Name	ATI INC
Amendment Flag	true
Entity Central Index Key	0001018963
Document Type	8-K/A
Document Period End Date	Sep. 22, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-12001
Entity Tax Identification Number	25-1792394
Entity Address, Address Line One	2021 McKinney Avenue
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(412)
Local Phone Number	394-2800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	ATI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	(b) On September 22, 2022, ATI Inc. (the “Company”) announced that Kevin B. Kramer, the Company’s Senior Vice President, Chief Commercial and Marketing Officer, will retire from the Company effective as of January 31, 2024. From January 1, 2023 through the effective time of his retirement, Mr. Kramer will serve as Senior Advisor to the Company’s Board Chair, President and Chief Executive Officer. (e) In connection with Mr. Kramer’s anticipated retirement, he and the Company entered into a Retirement, Transition and Release Agreement, dated as of October 12, 2022 (the “Retirement Agreement”), pursuant to which Mr. Kramer is entitled to certain benefits as more fully described in the Retirement Agreement. The Retirement Agreement, which is filed as Exhibit 10.1 to this Current Report on Form 8-K and incorporated herein by reference, also contains provisions that restrict Mr. Kramer from competing against the Company or soliciting employees or customers of the Company for a period of 24 months following the effective date of his retirement, together with other affirmative and negative covenants that are customary for agreements of this nature.